Fair Value Measurements - Table (Details) - Fair Value - Recurring basis - USD ($) $ in Thousands	Oct. 29, 2017	Oct. 30, 2016
Assets at Fair Value
Cash and cash equivalents	$ 444,122	$ 415,143
Other trading securities	128,530	122,305
Commodity derivatives	2,821	3,094
Total Assets at Fair Value	575,473	540,542
Liabilities at Fair Value
Deferred compensation	62,341	60,949
Total Liabilities at Fair Value	62,341	60,949
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets at Fair Value
Cash and cash equivalents	444,122	415,143
Commodity derivatives	2,821	3,094
Total Assets at Fair Value	446,943	418,237
Significant Other Observable Inputs (Level 2)
Assets at Fair Value
Other trading securities	128,530	122,305
Total Assets at Fair Value	128,530	122,305
Liabilities at Fair Value
Deferred compensation	62,341	60,949
Total Liabilities at Fair Value	$ 62,341	$ 60,949